UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08560

Gabelli International Growth Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli International Growth Fund, Inc. Semiannual Report — June 30, 2023
Caesar M. P. Bryan Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2023, the net asset value (NAV) total return per Class AAA Share of the Gabelli International Growth Fund, Inc. was 15% compared with a total return of 12.1% for the Morgan Stanley Capital International (MSCI) Europe, Australasia, and the Far East (EAFE) Index. Other classes of shares are available. See page 4 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2023.

Investment Objective and Strategy (Unaudited)

The Fund’s investment objective is to provide investors with long term capital appreciation.

The Fund’s investment strategy is to invest at least 65% of its total assets in equity securities of foreign issuers located in at least three countries outside the United States that Gabelli Funds, LLC (the Adviser) believes are likely to have rapid growth in revenues and earnings and potential for above-average capital appreciation. The Fund invests in companies that have the potential to grow faster than other companies in their respective equity markets and are priced at attractive valuation levels.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

Global equity markets posted gains for the second quarter of 2023 although at a slower rate than during the first quarter. While international markets outperformed domestic equities earlier in the year, for the second quarter non U.S. markets underperformed. For the six months ended June 30th, the MSCI Index which measures developed overseas markets appreciated by 12.13% compared with a return of 16.89% for the S&P 500. The main driver of this differential between U.S. and international returns was the substantial gains made by a few very large capitalization U.S. based technology companies mainly on the back of the artificial intelligence theme. Overseas economies do not have similar companies listed on their exchanges. Indeed, the technology sector has a far lower weighting in the EAFE index compared with the U.S. equity market.

Investors have been encouraged by a sense that despite the rapid rise in interest rates the U.S. economy is still growing, albeit at a slow pace. Adding to investor optimism is a view that inflation is declining which will permit the Federal Reserve to possibly end their cycle of interest rate hikes in the near term. Also, the solvency issues that shook the banking industry in March have calmed down. This somewhat sanguine view will likely be tested during earnings season as equity valuations are well above historic averages. There have only been about fifteen months since rates began to rise and the lagged effect on the real economy has likely not yet been fully felt.

The European economy suffered a mild recession during the winter but this has not deterred the European Central Bank from aggressively raising short term interest rates. Despite higher inflation than the U.S., European bond yields remain well below U.S. levels. For example, ten year German government ended June at 2.4% compared with 3.8% for the ten year Treasury bond. The outlier remains Japan. The Bank of Japan has not tightened monetary policy and maintains yield curve control with a cap of 0.5% on ten year government bonds. This has led to weakness in the yen which ended June at 144.3 relative to the dollar compared with 132.9 at the end of March. The Nikkei 225 Index returned, in yen terms, 18.4% for the quarter. The Japanese market has benefited from a weak yen, reasonable valuations, and fund flows from investors reducing their Chinese investments.

The top contributors to performance were a number of our consumer and healthcare holdings. The top contributor was Hermes International (5.8% of net assets as of June 30, 2023), the French manufacturer of luxury goods. Other leading contributors were Novartis AG (3.2%), a Swiss pharmaceutical company, Cie Financiere Richemont (4.6%), L’Oreal (4.1%), Fast Retailing Co. (1.4%), and Roche Holding AG (2.8%). Our top detractor was Keyence Corp. (4.8%), a large portfolio holding that declined in price by 3.1%. Other detractors included Barrick Gold Corp. (1.8%), Rio Tinto (2.0%), and Wheaton Precious Metals (0.9%).

We added three new positions during the period. CTS Eventim AG & Co. (0.8%), provides ticketing services and live entertainment with a dominant position in Germany. Evolution AB (0.6%), is a Swedish company that is a leading supplier of content to the online gaming industry. Hamamatsu Photonics KK (0.5%), is a Japanese company that manufactures a variety of optical products and devices. We exited Euronext and Shiseido.

Thank you for your investment in the Gabelli International Growth Fund.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2023 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	20 Year	Since Inception (6/30/95)
Class AAA (GIGRX)	15.02%	22.47%	5.41%	5.39%	4.00%	6.73%	6.28%
MSCI EAFE Index (b)	12.13	19.41	4.90	5.91	3.85	7.03	5.44
Lipper International Large-Cap Growth Fund Classification (b)	12.44	16.52	4.98	5.82	3.99	6.78	5.98
Lipper International Multi-Cap Growth Fund Classification (b)	11.10	14.19	3.29	5.45	3.51	6.56	5.56
Class A (GAIGX)	14.08	20.59	4.14	4.74	3.61	6.42	6.11
With sales charge (c)	7.52	13.66	2.91	4.12	3.20	6.11	5.89
Class C (GCIGX)	13.71	19.63	3.36	3.96	2.81	5.57	5.38
With contingent deferred sales charge (d)	12.71	18.63	3.36	3.96	2.81	5.57	5.38
Class I (GIIGX)	15.11	22.73	5.66	5.99	4.50	7.12	6.55

(a)	Returns for Class AAA and I Shares would have been lower had the Adviser not reimbursed certain expenses. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on July 25, 2001, December 17, 2000, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(b)	The MSCI EAFE Index is an unmanaged indicator of international stock market performance, while the Lipper International Large-Cap Growth Fund Classification and the Lipper International Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in these particular categories. Dividends are considered reinvested. You cannot invest directly in an index. Lipper International Large-Cap Growth Fund Average since inception performance is as of March 31, 1999.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated April 28, 2023, the gross expense ratios for Class AAA, A, C, and I Shares are 2.52%, 2.52%, 3.27%, and 2.27%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.27%, 2.52%, 3.27%, and 1.02%, respectively. See page 10 for the expense ratios for the six months ended June 30, 2023. The contractual reimbursements for Class AAA and Class I Shares are in effect through April 30, 2024. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

Gabelli International Growth Fund, Inc.

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2023 through June 30, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli International Growth Fund, Inc.
Actual Fund Return
Class AAA	$1,000.00	$1,150.20	1.26%	$6.72
Class A	$1,000.00	$1,140.80	2.86%	$15.18
Class C	$1,000.00	$1,137.10	3.61%	$19.13
Class I	$1,000.00	$1,151.10	1.00%	$5.33
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.55	1.26%	$6.31
Class A	$1,000.00	$1,010.61	2.86%	$14.26
Class C	$1,000.00	$1,006.89	3.61%	$17.96
Class I	$1,000.00	$1,019.84	1.00%	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2023:

Gabelli International Growth Fund, Inc.

Consumer Discretionary	22.8%
Health Care	20.2%
Consumer Staples	18.3%
Industrials	10.1%
Information Technology	9.4%
Materials	9.1%
Financials	5.7%
U.S. Government Obligations	3.0%
Communication Services	0.8%
Energy	0.3%
Other Assets and Liabilities (Net)	0.3%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli International Growth Fund, Inc.

Schedule of Investments — June 30, 2023 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 96.6%
	CONSUMER DISCRETIONARY — 22.7%
1,510	Christian Dior SE	$121,347	$1,341,012
6,100	Cie Financiere Richemont SA, Cl. A	101,817	1,036,195
3,000	CTS Eventim AG & Co. KGaA	187,347	189,738
18,000	Entain plc	189,083	291,056
1,000	Evolution AB	129,834	126,724
1,200	Fast Retailing Co. Ltd.	83,424	307,770
610	Hermes International	212,875	1,325,969
1,300	Shimano Inc.	176,017	217,630
3,600	Sony Group Corp.	93,528	324,973
		1,295,272	5,161,067
	HEALTH CARE — 20.2%
5,100	AstraZeneca plc	355,839	731,107
1,500	EssilorLuxottica SA	192,211	282,855
1,800	Gerresheimer AG	199,208	202,634
1,900	Hoya Corp.	244,185	227,366
4,700	Koninklijke Philips NV†	237,698	101,838
275	Lonza Group AG	199,920	164,371
7,250	Novartis AG	317,787	730,941
6,600	Novo Nordisk A/S, Cl. B	304,127	1,066,163
2,050	Roche Holding AG, Genusschein	325,443	626,213
14,000	Smith & Nephew plc	132,021	225,867
3,400	Sysmex Corp.	240,572	232,890
		2,749,011	4,592,245
	CONSUMER STAPLES — 18.3%
3,170	Danone SA	203,509	194,269
12,000	Diageo plc	155,768	515,892
3,500	Heineken NV	198,510	359,928
11,000	Kobe Bussan Co. Ltd.	159,812	285,506
2,000	L’Oreal SA	214,206	932,952
7,500	Nestlé SA	400,340	902,187
2,750	Pernod Ricard SA	184,782	607,681
1,300	Reckitt Benckiser Group plc	119,384	97,696
5,000	Unilever plc	229,896	260,609
		1,866,207	4,156,720
	INDUSTRIALS — 10.1%
1,300	DSV A/S	256,584	273,054
12,000	Epiroc AB, Cl. B	127,900	194,225
10,000	FANUC Corp.	203,213	351,056
4,000	Jardine Matheson Holdings Ltd.	199,790	202,841
11,000	Komatsu Ltd.	270,029	297,528
8,000	RELX plc	236,881	266,886
1,300	SMC Corp.	198,741	722,491
		1,493,138	2,308,081
			Market
Shares		Cost	Value
	INFORMATION TECHNOLOGY — 9.4%
415	ASML Holding NV	$285,260	$301,011
2,400	Hamamatsu Photonics KK	117,189	117,824
2,280	Keyence Corp.	136,677	1,083,357
5,900	Murata Manufacturing Co. Ltd.	219,184	338,902
6,000	STMicroelectronics NV	221,316	299,241
		979,626	2,140,335
	MATERIALS — 9.1%
7,000	Agnico Eagle Mines Ltd.	300,641	349,860
2,039	Air Liquide SA	182,706	365,664
24,512	Barrick Gold Corp.	288,918	414,988
5,000	CRH plc	254,141	275,837
7,125	Rio Tinto plc	255,489	452,792
5,000	Wheaton Precious Metals Corp.	235,037	216,100
		1,516,932	2,075,241
	FINANCIALS — 5.7%
20,000	AIA Group Ltd.	163,085	203,130
30,000	Investor AB, Cl. B	268,447	600,152
7,000	Kinnevik AB, Cl. B†	149,282	97,101
11,700	Prudential plc	238,321	165,244
579	S&P Global Inc.	113,001	232,115
		932,136	1,297,742
	COMMUNICATION SERVICES — 0.8%
8,000	Universal Music Group NV	232,149	177,718

	ENERGY — 0.3%
2,000	Equinor ASA	70,326	58,238

	TOTAL COMMON STOCKS	11,134,797	21,967,387

	WARRANTS — 0.1%
	CONSUMER DISCRETIONARY — 0.1%
14,300	Cie Financiere Richemont SA, expire 11/22/23†	0	19,731

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.0%
$705,000	U.S. Treasury Bills, 5.198% to 5.356%††, 08/24/23 to 12/28/23	693,277	693,455

	TOTAL INVESTMENTS — 99.7%	$11,828,074	22,680,573

	Other Assets and Liabilities (Net) — 0.3%		70,875

	NET ASSETS — 100.0%		$22,751,448

See accompanying notes to financial statements.

Gabelli International Growth Fund, Inc.

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
	% of Market	Market
Geographic Diversification	Value	Value
EUROPE	69.2%	$15,695,548
JAPAN	19.9	4,507,292
NORTH AMERICA	8.4	1,906,519
ASIA/PACIFIC RIM	2.5	571,215
	100.0%	$22,680,573

See accompanying notes to financial statements.

Gabelli International Growth Fund, Inc.

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at value (cost $11,828,074)	$22,680,573
Cash	68,227
Foreign currency, at value (cost $9,223)	9,219
Receivable for Fund shares sold	459
Receivable from Adviser	24,278
Dividends receivable	96,730
Prepaid expenses	26,631
Total Assets	22,906,117
Liabilities:
Payable for investment advisory fees	18,544
Payable for distribution fees	2,685
Payable for legal and audit fees	51,298
Payable for shareholder communications	45,030
Payable for shareholder services fees	7,915
Other accrued expenses	29,197
Total Liabilities	154,669
Net Assets
(applicable to 889,412 shares outstanding)	$22,751,448
Net Assets Consist of:
Paid-in capital	$12,024,689
Total distributable earnings	10,726,759
Net Assets	$22,751,448

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($12,467,522 ÷ 490,477 shares outstanding; 375,000,000 shares authorized)	$25.42
Class A:
Net Asset Value and redemption price per share ($597,602 ÷ 23,563 shares outstanding; 250,000,000 shares authorized)	$25.36
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$26.91
Class C:
Net Asset Value and offering price per share ($36,890 ÷ 1,710 shares outstanding; 125,000,000 shares authorized)	$21.57	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($9,649,434 ÷ 373,662 shares outstanding; 125,000,000 shares authorized)	$25.82

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $28,313)	$233,878
Interest	12,799
Total Investment Income	246,677
Expenses:
Investment advisory fees	105,392
Distribution fees - Class AAA	14,299
Distribution fees - Class A	706
Distribution fees - Class C	218
Legal and audit fees	48,646
Shareholder communications expenses	35,335
Registration expenses	24,828
Shareholder services fees	14,795
Custodian fees	8,983
Directors' fees	8,446
Interest expense	547
Miscellaneous expenses	28,367
Total Expenses	290,562
Less:
Expense reimbursements (See Note 3)	(164,148)
Expenses paid indirectly by broker (See Note 6)	(365)
Total Credits and Reimbursements	(164,513)
Net Expenses	126,049
Net Investment Income	120,628

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	56,223
Net realized gain on foreign currency transactions	246
Net realized gain on investments and foreign currency transactions	56,469
Net change in unrealized appreciation/depreciation:
on investments	2,630,276
on foreign currency translations	2,760
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,633,036
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	2,689,505
Net Increase in Net Assets Resulting from Operations	$2,810,133

See accompanying notes to financial statements.

Gabelli International Growth Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations:
Net investment income	$120,628	$145,333
Net realized gain/(loss) on investments and foreign currency transactions	56,469	(4,418)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,633,036	(6,203,477)
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,810,133	(6,062,562)

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(39,544)
Class I	—	(69,186)
Total Distributions to Shareholders	—	(108,730)

Capital Share Transactions:
Class AAA	953,835	(2,056,408)
Class A	17,753	(103,615)
Class C	(12,887)	(57,814)
Class I	345,511	(1,374,990)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,304,212	(3,592,827)

Redemption Fees	—	7

Net Increase/(Decrease) in Net Assets	4,114,345	(9,764,112)

Net Assets:
Beginning of year	18,637,103	28,401,215
End of period	$22,751,448	$18,637,103

See accompanying notes to financial statements.

Gabelli International Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement (c)		Portfolio Turnover Rate
Class AAA
2023(d)	$22.10	$0.13		$3.19	$3.32	$—	$—	$—	$—	$25.42	15.02%	$12,467	1.08	%(e)	2.86	%(e)	1.25	%(e)(f)	3%
2022	28.39	0.14		(6.34)	(6.20)	(0.09)	—	(0.09)	0.00	22.10	(21.84)	9,991	0.60		2.52		1.27	(f)	3
2021	26.87	0.25	(g)	2.16	2.41	(0.51)	(0.38)	(0.89)	—	28.39	8.97	15,353	0.87	(g)	2.16		1.25	(f)	12
2020	22.85	0.07		4.16	4.23	(0.20)	(0.01)	(0.21)	—	26.87	18.50	15,613	0.30		2.44		1.25	(f)	8
2019	19.67	0.60		4.23	4.83	(0.75)	(0.90)	(1.65)	0.00	22.85	24.50	15,021	2.68		2.43		1.26	(f)	6
2018	24.15	0.11		(2.79)	(2.68)	(0.09)	(1.71)	(1.80)	—	19.67	(11.01)	14,223	0.47		2.39		1.63	(f)(h)	5
Class A
2023(d)	$22.23	$(0.06)		$3.19	$3.13	$—	$—	$—	$—	$25.36	14.08%	$598	(0.52	)%(e)	2.86	%(e)	2.85	%(e)	3%
2022	28.80	(0.15)		(6.42)	(6.57)	—	—	—	0.00	22.23	(22.81)	508	(0.68)		2.52		2.51	(f)	3
2021	27.26	(0.00	)(b)(g)	2.16	2.16	(0.24)	(0.38)	(0.62)	—	28.80	7.95	779	(0.00	)(g)(i)	2.16		2.16		12
2020	23.28	(0.21)		4.20	3.99	—	(0.01)	(0.01)	—	27.26	17.12	655	(0.92)		2.44		2.44		8
2019	20.03	0.35		4.27	4.62	(0.47)	(0.90)	(1.37)	0.00	23.28	23.02	513	1.56		2.43		2.43		6
2018	24.65	(0.09)		(2.82)	(2.91)	—	(1.71)	(1.71)	—	20.03	(11.71)	482	(0.39)		2.39		2.39	(h)	5
Class C
2023(d)	$18.97	$(0.13)		$2.73	$2.60	$—	$—	$—	$—	$21.57	13.71%	$37	(1.21	)%(e)	3.61	%(e)	3.61	%(e)	3%
2022	24.78	(0.29)		(5.52)	(5.81)	—	—	—	0.00	18.97	(23.45)	44	(1.44)		3.27		3.27	(f)	3
2021	23.48	(0.15	)(g)	1.83	1.68	—	(0.38)	(0.38)	—	24.78	7.17	126	(0.61	)(g)	2.91		2.91		12
2020	20.21	(0.31)		3.59	3.28	—	(0.01)	(0.01)	—	23.48	16.21	193	(1.54)		3.19		3.19		8
2019	17.48	0.13		3.74	3.87	(0.24)	(0.90)	(1.14)	0.00	20.21	22.11	238	0.66		3.18		3.18		6
2018	21.92	(0.25)		(2.48)	(2.73)	—	(1.71)	(1.71)	—	17.48	(12.35)	429	(1.21)		3.14		3.14	(h)	5
Class I
2023(d)	$22.43	$0.16		$3.23	$3.39	$—	$—	$—	$—	$25.82	15.11%	$9,649	1.34	%(e)	2.61	%(e)	1.00	%(e)	3%
2022	28.87	0.19		(6.44)	(6.25)	(0.19)	—	(0.19)	0.00	22.43	(21.63)	8,094	0.85		2.27		1.02	(f)	3
2021	27.31	0.33	(g)	2.18	2.51	(0.57)	(0.38)	(0.95)	—	28.87	9.22	12,143	1.14	(g)	1.91		1.00	(f)	12
2020	23.16	0.11		4.25	4.36	(0.20)	(0.01)	(0.21)	—	27.31	18.81	10,030	0.47		2.19		1.00	(f)	8
2019	19.89	0.70		4.24	4.94	(0.77)	(0.90)	(1.67)	0.00	23.16	24.80	5,947	3.11		2.18		1.01	(f)	6
2018	24.45	0.27		(2.86)	(2.59)	(0.26)	(1.71)	(1.97)	—	19.89	(10.49)	4,326	1.11		2.14		1.01	(f)(h)	5

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense during the years ended December 31, 2022, 2021, 2020, 2019, and 2018. For the years ended December 31, 2019 and 2018, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.25%, 1.62% (Class AAA), 2.42%, 2.38% (Class A), 3.17%, 3.13% (Class C), and 1.00%, 1.00% (Class I), respectively. For the years ended December 31, 2022, 2021, 2020, and 2017, there was no impact on the expense ratios.
(d)	For the six months ended June 30, 2023, unaudited.
(e)	Annualized.
(f)	Under an expense reimbursement agreement with the Adviser, for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019, and 2018, the Adviser reimbursed $91,700, $136,979, $137,472, $166,039, $174,521, and $131,548 in certain Class AAA expenses and $72,448, $124,375, $104,669, $83,405, $60,500, and $62,410 in certain Class I expenses to the Fund, respectively.
(g)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amounts would have been $0.03 (Class AAA), $(0.22) (Class A), $(0.33) (Class C), and $0.11 (Class I), respectively, and the net investment income (loss) ratio would have been 0.11% (Class AAA), (0.76)% (Class A), (1.37)% (Class C), and 0.38% (Class I), respectively.
(h)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The 2018 reimbursement had no impact on the expense ratio.
(i)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Gabelli International Growth Fund, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli International Growth Fund, Inc. was incorporated on May 25, 1994 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is long term capital appreciation. The Fund commenced investment operations on June 30, 1995.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Gabelli International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Communication Services	—	$177,718	$177,718
Consumer Discretionary	—	5,161,067	5,161,067
Consumer Staples	—	4,156,720	4,156,720
Energy	—	58,238	58,238
Financials	$232,115	1,065,627	1,297,742
Health Care	—	4,592,245	4,592,245
Industrials	—	2,308,081	2,308,081
Information Technology	—	2,140,335	2,140,335
Materials	980,948	1,094,293	2,075,241
Total Common Stocks	1,213,063	20,754,324	21,967,387
Warrants (a)	19,731	—	19,731
U.S. Government Obligations	—	693,455	693,455
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,232,794	$21,447,779	$22,680,573

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at June 30, 2023 or December 31, 2022.

Gabelli International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Gabelli International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the six months ended June 30, 2023, the Fund did not incur periodic expenses charged by Acquired Funds.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2022 was as follows:

Distributions paid from:
Ordinary income	$108,730
Total distributions paid	$108,730

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute

Gabelli International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2023:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$11,828,074	$11,293,161	$(440,662)	$10,852,499

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of June 30, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses of Class AAA Shares and Class I Shares to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2024 at no more than 1.25% and 1.00% of the value of its average daily net assets, respectively. For the six months ended June 30, 2023, the Adviser reimbursed the Fund in the amount of $164,148. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.25% and 1.00% of the Fund’s average daily net assets for Class AAA and Class I, respectively. The agreement is renewable annually. At June 30, 2023, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $917,087.

For the year ended December 31, 2020, expiring December 31, 2023	$249,444
For the year ended December 31, 2021, expiring December 31, 2024	242,141
For the year ended December 31, 2022, expiring December 31, 2025	261,354
For the period ended June 30, 2023, expiring December 31, 2026	164,148
$917,087

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class

Gabelli International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $1,378,964 and $536,041, respectively.

6. Transactions with Affiliates and Other Arrangements. The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $365.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2023.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 1, 2023 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2023, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2023 and the year ended December 31, 2022, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Gabelli International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30,		Year Ended
	2023 (Unaudited)		December 31, 2022
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	77,150	$1,928,669	16,989	$377,979
Shares issued upon reinvestment of distributions	—	—	1,759	38,593
Shares redeemed	(38,714)	(974,834)	(107,540)	(2,472,980)
Net increase/(decrease)	38,436	$953,835	(88,792)	$(2,056,408)
Class A
Shares sold	700	$17,768	744	$16,692
Shares redeemed	(1)	(15)	(4,940)	(120,307)
Net increase/(decrease)	699	$17,753	(4,196)	$(103,615)
Class C
Shares redeemed	(586)	$(12,887)	(2,775)	$(57,814)
Net increase	(586)	$(12,887)	(2,775)	$(57,814)
Class I
Shares sold	30,249	$777,590	77,634	$1,827,584
Shares issued upon reinvestment of distributions	—	—	2,438	54,261
Shares redeemed	(17,504)	(432,079)	(139,805)	(3,256,835)
Net increase/(decrease)	12,745	$345,511	(59,733)	$(1,374,990)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli International Growth Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the 1940 Act), contemplates that the Board of Directors (the Board) of the Gabelli International Growth Fund, Inc. (the Fund), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the Independent Board Members), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the Advisory Agreement) with Gabelli Funds, LLC (the Adviser) for the Fund.

More specifically, at a meeting held on May 16, 2023, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1)	The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries (“Participating Organizations”). The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

Gabelli International Growth Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

2)	The performance of the Fund and the Adviser.

The Independent Board Members reviewed the short, medium, and long-term performance (as of March 31, 2023) of the Fund against a peer group of seven other comparable funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional international large-cap growth funds, regardless of asset size or primary channel of distribution. The Board Members considered the Fund’s one, three, five and ten year average annual total return for the periods ended March 31, 2023, but placed greater emphasis on the Fund’s longer term performance. The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was above the median for the one year, five year, and ten year periods and below the median for the three year period as measured against the Adviser Peer Group, and was above the median for the one year, five year, and ten year periods and below the median for the three year period as measured against the Broadridge Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Adviser expense peer group (“Adviser Expense Peer Group”) and Broadridge expense peer group (“Broadridge Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Adviser Expense Peer Group and Broadridge Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio, with respect to the Expense Peer Group. The Board Members noted that the Fund’s advisory fee and expense ratio were above the median when compared to those of the Adviser Expense Peer Group and Broadridge Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements

Gabelli International Growth Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

of the Adviser for the year ended December 31, 2023. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from their management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

GABELLI INTERNATIONAL GROWTH FUND, INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI INTERNATIONAL GROWTH FUND, INC. One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT, AND

DIVIDEND DISBURSING

AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB009Q223SR

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli International Growth Fund, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 6, 2023

*	Print the name and title of each signing officer under his or her signature.